UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

1031 South Caldwell Street

Suite 200

Charlotte, NC 28203

(Address of principal executive offices)(zip code)

1031 South Caldwell Street

Suite 200

Charlotte, NC 28203

(Name and address of agent for service)

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: August 31, 2019

Item 1. Schedule of Investments

QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.4%
	AEROSPACE/DEFENSE — 6.1%
8,000	General Dynamics Corp.	$1,530,160
6,600	United Technologies Corp.	859,584
		2,389,744
	APPAREL — 1.9%
1,214	Kontoor Brands, Inc.[1]	41,567
8,500	VF Corp.	696,575
		738,142
	BANKS — 5.5%
14,500	Bank of New York Mellon Corp.	609,870
9,000	JPMorgan Chase & Co.	988,740
11,000	State Street Corp.	564,410
		2,163,020
	CHEMICALS — 1.4%
7,000	LyondellBasell Industries NV, Class A	541,660

	COMPUTERS — 2.0%
3,984	DXC Technology Co.	132,349
46,378	Hewlett Packard Enterprise Co.	640,944
1,234	Perspecta, Inc.	32,022
		805,315
	COSMETICS/PERSONAL CARE — 3.8%
3,800	Procter & Gamble Co.	456,874
16,400	Unilever PLC ADR	1,036,152
		1,493,026
	DIVERSIFIED FINANCIAL SERVICES — 12.7%
18,000	American Express Co.	2,166,660
9,000	Ameriprise Financial, Inc.	1,160,820
10,000	Franklin Resources, Inc.	262,800
28,800	Jefferies Financial Group, Inc.	536,832
7,900	T. Rowe Price Group, Inc.	873,898
		5,001,010
	ELECTRIC — 6.2%
13,000	American Electric Power Co., Inc.	1,184,950
8,284	Duke Energy Corp.	768,258
8,400	Southern Co.	489,384
		2,442,592
	ELECTRONICS — 1.4%
3,400	Allegion PLC	327,318
3,150	Fortive Corp.	223,335
		550,653
	ENVIRONMENTAL CONTROL — 0.8%
9,076	Pentair PLC	326,010

	FOOD — 1.5%
3,000	Kraft Heinz Co.	76,560
9,000	Mondelez International, Inc., Class A	496,980
		573,540

	HEALTHCARE-PRODUCTS — 3.1%
6,300	Danaher Corp.	895,167
3,022	Medtronic PLC	326,044
		1,221,211
	HEALTHCARE-SERVICES — 4.9%
7,300	Anthem, Inc.	1,909,096

	HOUSEHOLD PRODUCTS/WARES — 3.7%
7,586	Clorox Co.	1,199,802
1,717	Kimberly-Clark Corp.	242,286
		1,442,088
	INSURANCE — 4.3%
3	Berkshire Hathaway, Inc., Class A1	909,234
10,000	Prudential Financial, Inc.	800,900
		1,710,134
	INTERNET — 0.7%
12,000	Symantec Corp.	279,000

	MEDIA — 4.4%
10,166	Fox Corp., Class A	337,206
10,151	Walt Disney Co.	1,393,326
		1,730,532
	MISCELLANEOUS MANUFACTURING — 8.9%
3,600	3M Co.	582,192
18,000	Eaton Corp. PLC	1,452,960
30,000	General Electric Co.	247,500
10,200	Ingersoll-Rand PLC	1,235,118
		3,517,770
	PHARMACEUTICALS — 6.5%
5,000	Bristol-Myers Squibb Co.	240,350
13,820	Merck & Co., Inc.	1,195,015
31,000	Pfizer, Inc.	1,102,050
		2,537,415
	RETAIL — 2.3%
4,225	McDonald's Corp.	920,923

	SEMICONDUCTORS — 3.1%
26,000	Intel Corp.	1,232,660

	SOFTWARE — 5.6%
6,500	Microsoft Corp.	896,090
25,000	Oracle Corp.	1,301,500
		2,197,590
	TELECOMMUNICATIONS — 7.4%
37,500	Cisco Systems, Inc.	1,755,375
20,000	Corning, Inc.	557,000
10,000	Verizon Communications, Inc.	581,600
		2,893,975

See accompanying Notes to Schedules of Investments.

QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	TRANSPORTATION — 1.2%
3,000	Union Pacific Corp.	$485,880
	TOTAL COMMON STOCKS
	(Cost $19,764,149)	39,102,986

	SHORT-TERM INVESTMENTS — 0.4%
	DEMAND DEPOSIT — 0.4%
147,274	U.S. Bank Money Market Deposit Account, 0.30%[2]	147,274
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $147,274)	147,274
	TOTAL INVESTMENTS — 99.8%
	(Cost $19,911,423)	39,250,260
	Other Assets in Excess of Liabilities — 0.2%	85,862
	TOTAL NET ASSETS — 100.0%	$39,336,122

ADR – American Depository Receipt

PLC – Public Limited Company

[1]	Non-income Producing.

[2]	The Money Market Deposit Account (the "MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of August 31, 2019.

See accompanying Notes to Schedules of Investments.

QUEENS ROAD SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 81.3%
	AEROSPACE/DEFENSE — 1.8%
9,484	Astronics Corp.[1]	$260,905
7,009	Astronics Corp., Class B1	189,243
39,931	Ducommun, Inc.[1]	1,644,358
		2,094,506
	AGRICULTURE — 0.9%
57,879	Darling Ingredients, Inc.[1]	1,076,549

	APPAREL — 5.4%
32,912	Deckers Outdoor Corp.[1]	4,852,875
63,839	Delta Apparel, Inc.[1]	1,432,547
		6,285,422
	DISTRIBUTION/WHOLESALE — 0.5%
9,574	Anixter International, Inc.[1]	574,153

	DIVERSIFIED FINANCIAL SERVICES — 0.9%
23,950	Deluxe Corp.	1,103,616

	ELECTRICAL COMPONENTS & EQUIPMENT — 1.6%
17,600	Graham Corp.	324,016
10,000	Littelfuse, Inc.	1,560,700
		1,884,716
	ELECTRONICS — 9.9%
47,610	SYNNEX Corp.	3,990,194
48,252	Tech Data Corp.[1]	4,474,408
197,337	Vishay Intertechnology, Inc.	3,123,845
		11,588,447
	ENGINEERING & CONSTRUCTION — 0.4%
16,414	VSE Corp.	522,622

	ENVIRONMENTAL CONTROL — 2.3%
59,286	Stericycle, Inc.[1]	2,661,349

	FOREST PRODUCTS & PAPER — 3.1%
110,148	Schweitzer-Mauduit International, Inc.	3,694,364

	GAS — 3.9%
36,193	New Jersey Resources Corp.	1,655,468
90,241	South Jersey Industries, Inc.	2,918,394
		4,573,862
	HAND/MACHINE TOOLS — 1.9%
82,156	Colfax Corp.[1]	2,234,643

	HOUSEHOLD PRODUCTS/WARES — 0.0%
8,688	CSS Industries, Inc.	33,536

	INSURANCE — 11.7%
45,266	American Equity Investment Life Holding Co.	975,482
29,195	American National Insurance Co.	3,330,274

48,932	CNO Financial Group, Inc.	708,535
26,226	Crawford & Co., Class B	227,117
5,410	EMC Insurance Group, Inc.	194,436
71,182	Horace Mann Educators Corp.	3,122,754
56,217	RLI Corp.	5,147,791
		13,706,389
	MACHINERY-CONSTRUCTION & MINING — 2.9%
47,942	Oshkosh Corp.	3,368,884

	MACHINERY-DIVERSIFIED — 5.0%
51,381	CSW Industrials, Inc.	3,504,698
51,678	Graco, Inc.	2,354,966
		5,859,664
	MEDIA — 5.5%
87,021	Meredith Corp.	3,809,779
74,712	Scholastic Corp.	2,620,150
		6,429,929
	METAL FABRICATE/HARDWARE — 1.6%
93,220	LB Foster Co.[1]	1,856,010

	MINING — 0.5%
105,000	Livent Corp.[1]	645,750

	MISCELLANEOUS MANUFACTURING — 4.2%
3,900	Chase Corp.	390,858
89,029	Fabrinet[1]	4,495,074
		4,885,932
	PHARMACEUTICALS — 1.9%
60,000	Owens & Minor, Inc.	304,800
61,967	Prestige Consumer Healthcare, Inc.[1]	1,975,508
		2,280,308
	SAVINGS & LOANS — 1.5%
69,730	Axos Financial, Inc.[1]	1,806,704

	SEMICONDUCTORS — 3.1%
113,026	Synaptics, Inc.[1]	3,619,093

	SOFTWARE — 3.9%
84,414	CSG Systems International, Inc.	4,548,226

	TELECOMMUNICATIONS — 2.3%
41,142	InterDigital, Inc.	2,022,952
21,879	Plantronics, Inc.	679,781
		2,702,733
	TEXTILES — 2.6%
15,529	UniFirst Corp.	3,042,286

See accompanying Notes to Schedules of Investments.

QUEENS ROAD SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	TRUCKING & LEASING — 2.0%
99,877	Greenbrier Cos., Inc.	$2,326,135
	TOTAL COMMON STOCKS
	(Cost $70,184,787)	95,405,828

	SHORT-TERM INVESTMENTS — 18.7%
	DEMAND DEPOSIT — 18.7%
21,975,172	U.S. Bank Money Market Deposit Account, 0.30%[2]	21,975,172
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,975,172)	21,975,172
	TOTAL INVESTMENTS — 100.0%
	(Cost $92,159,959)	117,381,000
	Liabilities in Excess of Other Assets — (0.0)%	(21,532)
	TOTAL NET ASSETS — 100.0%	$117,359,468

[1]	Non-income Producing.
[2]	The Money Market Deposit Account (the "MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of August 31, 2019.

See accompanying Notes to Schedules of Investments.

Notes to Schedules of Investments (Unaudited)

Security Valuation

Securities, including common stocks and closed-end funds, which are traded on a national securities exchange are valued at the last quoted sales price, and are generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and are generally classified as a Level 1 investment. If there are no sales reported, the Fund’s portfolio securities will be valued using the last reported bid price. The Money Market Demand Account is priced at cost and is generally classified as a Level 1 Investment. Debt securities are priced by an independent pricing service. The pricing service may use one or more pricing models. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and are generally classified as a Level 3 investment.

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common stocks, closed-end funds, demand deposits and mutual funds are generally categorized as Level 1.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

As of August 31, 2019, the Funds did not hold any Level 3 securities. There were no transfers into or out of level 3 during the current period. The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of August 31, 2019.

Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$39,102,986	$-	$-	$39,102,986
Short-Term Investments	147,274	-	-	147,274
Total	$39,250,260	$-	$-	$39,250,260

Small Cap Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$98,405,828	$-	$-	$98,405,828
Short-Term Investments	21,975,172	-	-	21,975,172
Total	$117,381,000	$-	$-	$117,381,000

*	All sub-categories within common stocks represent Level 1 investments. See Schedules of Investments for industry categories.

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bragg Capital Trust

/s/ Steven H. Scruggs

By: Steven H. Scruggs

President

October 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs

By: Steven H. Scruggs

President

October 24, 2019

/s/ Benton S. Bragg

By: Benton S. Bragg

Treasurer

October 24, 2019